Share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Reconciliation of number of shares outstanding	The table below summarizes the share issuances as a result of the exercise of stock options and vesting of restricted stock units under the Company’s Employee Stock Option Plan, for the period ended
June 30, 2026.

Number of shares outstanding on December 31, 2025	61,883,306
Exercise of stock options	564,463
Vesting of RSUs	90,154
Number of shares outstanding on June 30, 2026	62,537,923